Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 18 — SHARE-BASED COMPENSATION

We have established a Global Share Incentive Plan (the “Incentive Plan”) for the purpose of providing share-based compensation as incentives and rewards to employees and consultants. As of December 31, 2024, the Incentive Plan has reserved 49,567,006 shares for share-based awards. The Incentive Plan may issue share-based awards in the form of equity options (“Share Options”), restricted share units (“RSUs”), and restricted share awards (“RSAs”).

Our share-based awards generally vest in accordance with the following schedule:

●	50% at the second anniversary of the grant date

●	25% at the third anniversary of the grant date

●	25% at the fourth anniversary of the grant date

Vesting commences on the grant date. Upon termination of employment, unvested share-based awards are subject to forfeiture. The share-based awards are not transferable and may not be sold, pledged or otherwise transferred, and grantees are not entitled to vote the restricted shares or receive dividends paid on the restricted shares.

Share Options

During 2024, 2023 and 2022, we granted 3,549,705, 3,301,855 and 4,469,078 Share Options, respectively, to employees with a weighted average grant-date fair value of $6.56, $4.14 and $6.08 per option, respectively. We estimated the fair value of the Share Options on the date of grant with the assistance of an independent third-party valuation specialist. The fair value of the Share Options was determined using the Black-Scholes pricing model. The following are the weighted average of significant assumptions used in the model:

	2024	2023	2022
Dividend yield	0%	0%	0%
Risk-free interest rate	2.3%	3.8%	1.5%
Expected volatility(1)	59.8%	50.0%	38.1%
Expected term	2.75 years	2.75 years	10 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

A summary of the Share Option activity for the year ended December 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2024	30,838,928	$0.14	5.98	$201,186,310
Granted	3,549,705	$0.14
Exercised	(438,173)	$0.14
Cancelled/forfeited	(1,459,716)	$0.14
Outstanding at December 31, 2024	32,490,744	$0.13	5.26	$304,071,390

Exercisable at December 31, 2024	25,682,265	$0.13	4.53	$240,352,826

There were 438,173 options exercised during the year ended December 31, 2024 with an aggregate intrinsic value of $4,099,990. Cash proceeds received were $48,991. There were no options exercised in 2023 or 2022.

As of December 31, 2024, unrecognized compensation expense related to Share Options was $15,649,655 and expected to be recognized over a weighted-average period of 1.25 years.

The following is a summary of the non-vested Share Option activity for the year ended December 31, 2024:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	9,700,553	$4.19
Granted	3,549,705	$6.56
Vested	(4,847,631)	$4.18
Exercised	(148,434)	$4.18
Cancelled/forfeited	(1,445,718)	$5.23
Non-vested at December 31, 2024	6,808,475	$5.21

The total fair value of options vested during the year ended December 31, 2024 was $20,258,735.

Restricted Share Units (“RSUs”)

We granted 2,862,298, 1,685,864 and 2,195,040 of RSUs during the years ended December 31, 2024, 2023 and 2022, respectively. We used an independent fair value specialist to assist us with estimating the fair value of our ordinary shares on the grant date. The fair value used for RSUs granted during the years ended December 31, 2024, 2023 and 2022 was $6.75, $4.32 and $6.30, respectively.

A summary of the Restricted Share Unit activity for the year ended December 31, 2024, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,006,247	$4.38
Granted	2,862,298	$6.75
Cancelled/forfeited	(174,120)	$5.60
Outstanding at December 31, 2024	7,694,425	$5.21

As of December 31, 2024, the total unrecognized compensation expense related to RSUs was $12,506,740 and expected to be recognized over a weighted average period of approximately 1.31 years.

The following is a summary of the non-vested Restricted Share Unit activity for the year ended December 31, 2024:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	3,668,839	$4.86
Granted	2,862,298	$6.75
Vested	(2,145,356)	$5.06
Cancelled/forfeited	(174,120)	$5.60
Non-vested at December 31, 2024	4,211,661	$5.97

The total fair value of RSUs vested during the year ended December 31, 2024, was $10,849,348.

Restricted Share Award (“RSAs”)

We granted 496,218 RSAs during the year ended December 31, 2024. We did not grant any RSAs during 2023 or 2022. A summary of the Restricted Share Award activity for the year ended December 31, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,181,794	$2.85
Granted	496,218	$6.66
Cancelled/forfeited	–	$–
Outstanding at December 31, 2024	5,678,012	$3.19

As of December 31, 2024, the total unrecognized compensation expense related to RSAs was $310,237 and expected to be recognized over a weighted average period of approximately 0.42 years.

A summary of the non-vested Restricted Share Award activity for the year ended December 31, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	2,590,900	$2.85
Granted	496,219	$6.66
Vested	(1,791,669)	$3.91
Cancelled/forfeited	–	$–
Non-vested at December 31, 2024	1,295,450	$2.85

The total fair value of RSAs vested during the year ended December 31, 2024, was $7,000,507.

Compensation Expense Allocation

We recognized compensation expense from share-based awards in the amount of $32,587,611, $29,411,885 and $30,022,321 for the years ended December 31, 2024, 2023 and 2022, using the graded vesting method of attribution. We account for forfeitures as they occur. The compensation expense was recorded in the consolidated statement of operations and comprehensive (loss) income as follows:

	2024	2023	2022
General and administrative	$22,269,185	$19,963,974	$19,854,253
Technology and development	8,290,375	7,748,683	7,281,599
Marketing and branding	2,028,051	1,699,228	2,886,469
Total	$32,587,611	$29,411,885	$30,022,321

We did not recognize a tax benefit related to share-based compensation for the years ended December 31, 2024, 2023 and 2022.